OPERATING LEASES (Tables)	12 Months Ended
Jun. 30, 2022
Lessee, Operating Lease, Description [Abstract]
Schedule of lease and non-lease components

	Year ended June 30,
	2020	2021	2022
Operating lease costs	$1,608	$2,324	$3,484
Short-term lease costs	537	1,000	191
Amortization of prepaid land leases	384	454	382
Total lease costs	$2,529	$3,778	$4,057

Schedule of other information related to operating leases

	Year ended June 30,
	2020	2021	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$2,460	$4,045	$3,810
ROU assets obtained in exchange for new operating lease liabilities	1,614	3,011	1,554
Weighted-average remaining lease term (in years):
Operating leases	2.25	1.97	1.83
Weighted-average discount rate:
Operating leases	3.76%	4.17%	3.05%

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments for operating leases as of June 30, 2022 are as follows:

As of June 30, 2022
202 3	$2,712
202 4	1,136
202 5	195
202 6	102
Total minimum lease payments	4,145
Less: imputed interest	345
Total lease liability balance	$3,800

Schedule of Operating Lease Payments

Year ending June 30,	Minimum lease payments
2023	$3,501
2024	2,112
2025	1,873
2026	1,929
2027	1,987
Thereafter	12,426

Total minimum lease payments to be received	$23,828